Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Interest Expense [Abstract]
Cash interest on debt facilities	$ 0	$ (12)	$ (30)	$ (41)	$ (27)
Interest on SFL leases	(7)	0	0	0	0
Fees and other	0	(1)	0	1	(2)
Interest expense	$ (7)	$ (13)	$ (30)	$ (40)	$ (29)